UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2001

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):                    [ ] is a restatement.
                                                     [ ] adds new holdings
                                                         entries.
Institutional Investment Manager Filing this Report.

Name:             ACF Industries, Incorporated
Address:          620 N. Second Street
                  St. Charles, Missouri  63301

Form 13F File Number:  28-2658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Robert J. Mitchell
Title:            Senior Vice President-Finance
Phone:            (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Robert J. Mitchell         New York, New York                07/30/01
[Signature]                      [City, State]                     [Date]

Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT:  (Check here if all holdings of this
reporting manager are reported in this report.)

[X]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number                       Name

         28-5232                                    Starfire Holding Corporation